PRUDENTIAL INVESTMENT PORTFOLIOS 2

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

April 1, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Prudential Investment Portfolios 2

Registration number 811-09999

Dear Sir or Madam:

On behalf of the above-referenced Registrant we are filing today via EDGAR Amendment No. 16 under the Investment Company Act of 1940, as amended, to the Registrant’s Registration Statement on Form N-1A.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Assistant Secretary